Additional information - condensed financial statements of the Company (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	227,499,837	199,863,607
Ordinary shares, shares outstanding	227,499,837	199,863,607
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	199,863,607	227,499,837
Ordinary shares, shares outstanding	199,863,607	227,499,837